Document And Entity Information	Sep. 30, 2022
Document Information [Line Items]
Entity, Registrant Name	CHROMADEX CORPORATION
Document, Type	8-K
Document, Period End Date	Sep. 30, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37752
Entity, Tax Identification Number	26-2940963
Entity, Address, Address Line One	10900 Wilshire Blvd. Suite 600
Entity, Address, City or Town	Los Angeles
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90024
City Area Code	310
Local Phone Number	388-6706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CDXC
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001386570